Capital Structure - Summary of Authorized and Issued Share Capital (Details) - USD ($)								12 Months Ended
		Jan. 01, 2025	Nov. 29, 2024	Nov. 26, 2024	Aug. 13, 2019	Sep. 20, 2016	May 02, 2013	Dec. 31, 2025	Dec. 31, 2024	May 01, 2025	Jan. 02, 2025
Authorized share capital:
Number of ordinary shares								750,000,000	750,000,000
Number of preference shares								150,000,000	150,000,000
Ordinary Shares, authorized								$ 750,000	$ 750,000
Preference Shares, authorized								227,000	227,000
Total authorized share capital								$ 977,000	$ 977,000
Issued share capital:
Ordinary shares, issued								91,838,366	90,833,333
Ordinary shares, value	[1]							$ 92,000	$ 91,000
Total issued share capital								$ 107,000	$ 123,000
Ordinary shares, par value								$ 0.001	$ 0.001	$ 0.001
Preference shares, par value								$ 0.0015144558
5.950% Preference Shares (AHL PRC)
Issued share capital:
Preference shares, issued							11,000,000,000,000	0	11,000,000
Preference shares, value								$ 0	$ 17,000
Preferred Stock, Dividend Rate, Percentage		5.95%	5.95%				5.95%	5.95%	5.95%
Preference shares, par value								$ 0.0015144558	$ 0.0015144558
Redemption price per share							$ 25	$ 25	$ 25		$ 25
5.625% Preference Shares (AHL PRD)
Issued share capital:
Preference shares, issued						10,000,000		10,000,000	10,000,000
Preference shares, value								$ 15,000	$ 15,000
Preferred Stock, Dividend Rate, Percentage						5.625%		5.625%
Preference shares, par value								$ 0.0015144558	$ 0.0015144558
Redemption price per share						$ 25		$ 25	$ 25
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Issued share capital:
Preference shares, issued					10,000,000			10,000,000	10,000,000
Preference shares, value								$ 0	$ 0
Preferred Stock, Dividend Rate, Percentage					5.625%			5.625%
Preference shares, par value								$ 0.0015144558	$ 0.0015144558
Redemption price per share					$ 25			$ 25,000	$ 25,000
7.00% Preference Shares, rep by Dep Shares (AHL PRF)
Issued share capital:
Preference shares, issued				9,000,000				9,000,000	9,000,000
Preference shares, value								$ 0	$ 0
Preferred Stock, Dividend Rate, Percentage				7.00%				7.00%	7.00%
Preference shares, par value								$ 0.0015144558	$ 0.0015144558
Redemption price per share				$ 25				$ 25,000	$ 25,000

[1]	Ordinary shares and additional paid-in capital have been retroactively adjusted to reflect the Ordinary Share Exchange, for all periods presented. Refer to Note 12, “Capital Structure” for further details.